Entity Level Disclosures and Segment Information (Tables)	6 Months Ended
Jun. 30, 2020
Segment Information [Abstract]
Schedule of revenues by geographical area

	Cyber Security	Proxy Services	Total
	Six-month period ended June 30, 2020
	U.S. dollar in thousands
Revenues	411	1,754	2,165

Adjusted operating loss	(2,305)	6	(2,299)
Share-based payments			(41)
Contingent consideration measurement			(430)
Impairment of goodwill and intangible assets			(800)
Depreciation and amortization			(685)
Operating loss			(4,255)
Financial income, net			2,589
Taxes on income			122
Net loss for the period			(1,544)

	Cyber Security	Proxy Services	Total
	Six-month period ended June 30, 2019
	U.S. dollar in thousands
Revenues	702	119	821

Adjusted operating loss	(3,216)	(56)	(3,272)
Share-based payments			(684)
Depreciation and amortization			(277)
Operating loss			(4,233)
Financial income, net			1,720
Taxes on income			3
Net loss for the period			(2,510)

	Cyber Security	Proxy Services	Total
	Three-month period ended June 30, 2020
	U.S. dollar in thousands
Revenues	140	937	1,077

Adjusted operating loss	(1,383)	2	(1,381)
Share-based payments			(12)
Depreciation and amortization			(336)
Operating loss			(1,729)
Financial expenses, net			(559)
Taxes on income			61
Net loss for the period			(2,227)

	Cyber Security	Proxy Services	Total
	Three-month period ended June 30, 2019
	U.S. dollar in thousands
Revenues	275	119	394

Adjusted operating loss	(1,451)	(56)	(1,507)
Share-based payments			(430)
Depreciation and amortization			(162)
Operating loss			(2,099)
Financial income, net			1,870
Taxes on income			3
Net loss for the period			(226)